Prepaid expenses and other (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Prepaid Expenses And Other [Abstract]
Disclosure of detailed information about prepaid expenses and other [Table Text Block]
	December 31, 2025	December 31, 2024
	$	$
Prepaid expenses	7,649	7,039
Marketable securities	4,526	1,509
Total prepaid expenses and other	12,175	8,548